Share-based compensation (Details)	12 Months Ended			0 Months Ended		12 Months Ended											1 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($) plan	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Aug. 18, 2006 2006 Stock Incentive Plan (the "Plan")	Aug. 18, 2006 2006 Stock Incentive Plan (the "Plan")	Dec. 31, 2014 Options USD ($)	Dec. 31, 2014 Options CNY	Dec. 31, 2013 Options USD ($)	Dec. 31, 2013 Options CNY	Dec. 31, 2012 Options USD ($)	Dec. 31, 2012 Options CNY	Dec. 31, 2011 Options USD ($)	Dec. 31, 2014 Options Minimum	Dec. 31, 2012 Options Minimum	Dec. 31, 2014 Options Maximum	Dec. 31, 2012 Options Maximum	Jun. 30, 2014 Options 2014 Plan	Dec. 31, 2014 Restricted share units ("RSU") USD ($)	Dec. 31, 2014 Restricted share units ("RSU") CNY	Dec. 31, 2013 Restricted share units ("RSU") USD ($)	Dec. 31, 2013 Restricted share units ("RSU") CNY	Dec. 31, 2012 Restricted share units ("RSU") USD ($)	Dec. 31, 2012 Restricted share units ("RSU") CNY
Share-based compensation
Number of share-based compensation plans	2
Shares approved for issuance					8,656,000
Lower range limit of the exercise price of the options	$ 1.76
Upper range limit of the exercise price of the options	$ 1.89
Share-based compensation, authorized percentage of additional share capital issued following effective date of plan				10.00%
Share-based compensation, authorized percentage of share capital issued and outstanding following effective date of plan																	10.00%
Award pool as maximum percentage of issued and outstanding shares requiring automatic increase to award pool																	1.00%
Award pool as percentage of issued and outstanding shares after required automatic increase to award pool																	10.00%
Recognized pre-tax charge included in selling, general, and administrative expenses and manufacturing overhead							14,544,000		3,558,000		12,980,000								1,737,000		5,843,000		20,249,000
Recognized pre-tax charge capitalized in cost of inventory							3,000		372,000		1,256,000
Weighted-average grant-date fair value of options granted (in dollars per share)						$ 1.88		$ 0		$ 1.4
Compensation measured at grant date, net of forfeitures							14,541,000		3,186,000		11,724,000
Forfeitures, measured at grant date fair value							774,000		577,000		1,616,000
Forfeiture rate (as a percent)						10.05%	10.05%	10.92%	10.92%	9.82%	9.82%
Total unrecognized compensation cost							13,781,000		92,000		3,788,000								536,000		2,437,000
Weighted-average period for recognition of unrecognized compensation cost						25 months	25 months											5 months	5 months
Fair value assumptions for options granted to employees
Average risk-free rate (as a percent)													1.80%	1.09%	2.01%	1.27%
Weighted average expected option life						6 years	6 years			5 years 9 months	5 years 9 months
Volatility rate (as a percent)										80.50%	80.50%		56.22%		100.06%
Shares
Outstanding at the beginning of the period (in shares)						2,581,550	2,581,550	4,357,050	4,357,050	2,690,650	2,690,650
Granted (in shares)						3,660,000	3,660,000			2,207,000	2,207,000
Forfeited (in shares)						(296,500)	(296,500)	(1,373,750)	(1,373,750)	(540,600)	(540,600)
Exercised (in shares)						(268,750)	(268,750)	(401,750)	(401,750)
Outstanding at the end of the period (in shares)						5,676,300	5,676,300	2,581,550	2,581,550	4,357,050	4,357,050	2,690,650
Exercisable at the end of the period (in shares)						2,261,300	2,261,300
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)						$ 4.79		$ 4.28		$ 6.71
Granted (in dollars per share)						$ 1.88				$ 1.40
Forfeited (in dollars per share)						$ 2.21		$ 1.37		$ 4.60
Exercised (in dollars per share)						$ 1.37		$ 1.37
Outstanding at the end of the period (in dollars per share)						$ 3.21		$ 4.79		$ 4.28		$ 6.71
Exercisable at end of the period (in dollars per share)						$ 5.23
Weighted Average Remaining Contractual Life (Year)
Outstanding at the beginning of the period						7 years 7 months 2 days	7 years 7 months 2 days	6 years 4 months 24 days	6 years 4 months 24 days	7 years 7 months 13 days	7 years 7 months 13 days	7 years 2 months 1 day
Outstanding at the end of the period						7 years 7 months 2 days	7 years 7 months 2 days	6 years 4 months 24 days	6 years 4 months 24 days	7 years 7 months 13 days	7 years 7 months 13 days	7 years 2 months 1 day
Exercisable at the end of the period						5 years 2 months 9 days	5 years 2 months 9 days
Intrinsic Value
Outstanding at the beginning of the period						612,000
Outstanding at the end of the period						279,000		612,000
Exercisable at the end of the period						273,000
Total intrinsic value of options exercised						186,000		134,000		0
Shares
Nonvested at the beginning of the period (in shares)																		1,016,110	1,016,110	2,438,000	2,438,000	2,493,000	2,493,000
Granted (in shares)																		90,000	90,000			90,000	90,000
Vested (in shares)																		(85,000)	(85,000)	(1,281,890)	(1,281,890)	(95,000)	(95,000)
Forfeited (in shares)																		(62,500)	(62,500)	(140,000)	(140,000)	(50,000)	(50,000)
Nonvested at the end of the period (in shares)																		958,610	958,610	1,016,110	1,016,110	2,438,000	2,438,000
Weighted Average Fair Value
Nonvested at the beginning of the period (in dollars per share)																		$ 4.95		$ 4.97		$ 5.17
Granted (in dollars per share)																		$ 1.99				$ 0.79
Vested (in dollars per share)																		$ 5.11		$ 5.04		$ 5.92
Forfeited (in dollars per share)																		$ 5.52		$ 4.28		$ 5.85
Nonvested at the end of the period (in dollars per share)																		$ 4.62		$ 4.95		$ 4.97
Fair value of shares vested																			1,000,000		2,182,000		997,000
Share-based compensation, income tax benefit	$ 0	$ 0	$ 0